Accounting policies - Schedule of estimated effect of a 1% change in the euro against the corresponding currency (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sensitivity of consolidated profit and consolidated equity
Appreciation variation (as a percent)	1.00%
Depreciation variation (as a percent)	1.00%
US dollar
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	€ (168.4)	€ (136.9)	€ (146.0)
1 % appreciation of euro, effect on consolidated profit	(3.9)	(3.4)	(4.4)
1 % depreciation of euro, effect on consolidated equity	171.8	139.7	148.9
1 % depreciation of euro, effect on consolidated profit	4.0	3.4	4.5
Chilean peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(15.3)	(35.3)	(14.8)
1 % appreciation of euro, effect on consolidated profit	(2.1)	(2.3)	(2.0)
1 % depreciation of euro, effect on consolidated equity	15.6	36.0	15.1
1 % depreciation of euro, effect on consolidated profit	2.2	2.3	2.1
Pound sterling
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(96.5)	(79.1)	(94.7)
1 % appreciation of euro, effect on consolidated profit	(4.4)	(3.1)	(1.5)
1 % depreciation of euro, effect on consolidated equity	98.4	80.7	96.7
1 % depreciation of euro, effect on consolidated profit	4.5	3.1	1.5
Mexican peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(33.9)	(36.4)	(27.7)
1 % appreciation of euro, effect on consolidated profit	(0.5)	(0.1)	(2.0)
1 % depreciation of euro, effect on consolidated equity	34.6	37.1	28.2
1 % depreciation of euro, effect on consolidated profit	0.5	0.1	2.0
Brazilian real
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(144.1)	(175.7)	(100.1)
1 % appreciation of euro, effect on consolidated profit	(4.3)	(6.5)	(5.9)
1 % depreciation of euro, effect on consolidated equity	147.0	179.3	102.1
1 % depreciation of euro, effect on consolidated profit	4.3	6.6	6.0
Polish zloty
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(25.1)	(48.8)	(19.8)
1 % appreciation of euro, effect on consolidated profit	(0.4)	0.0	(1.3)
1 % depreciation of euro, effect on consolidated equity	25.6	49.8	20.2
1 % depreciation of euro, effect on consolidated profit	0.4	0.0	1.4
Argentine peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(18.3)	(7.5)	(17.1)
1 % appreciation of euro, effect on consolidated profit	(6.6)	(4.2)	(2.1)
1 % depreciation of euro, effect on consolidated equity	18.7	7.7	17.4
1 % depreciation of euro, effect on consolidated profit	€ 6.7	€ 4.2	€ 2.2